                   OPPENHEIMER GOLD & SPECIAL MINERALS FUND
                  Supplement dated February 12, 2003 to the
                     Statement of Additional Information
                            dated August 23, 2002

The  supplement  dated  January  17,  2003  to  the  Statement  of  Additional
Information is withdrawn.

The Statement of Additional Information is changed as follows:

1.     The first  paragraph on page 10, in the section  titled  "Futures,"  is replaced with the following:

         The Fund may buy and sell  futures  contracts  that  relate to (1)  broadly-based  stock indices (these are referred to as "stock  index  futures"),  and (2) an  individual  stock
         ("single   stock   futures").    This   limitation   is   a
         fundamental policy.

2.    The  following  is added as the third full  paragraph  on page 10 in the section titled "Futures":

         A single  stock  future  obligates  the  seller to  deliver  (and the purchaser to take) cash or a specified  equity security to settle the
         futures   transaction.   Either   party  could  also  enter  into  an
         offsetting  contract to close out the position.  Single stock futures
         trade  on  a  very  limited  number  of  exchanges,   with  contracts
         typically not fungible among the exchanges.

3.    The  following  paragraph  is  added  on  page  21 of the  Statement  of
   Additional Information above the section titled "How the Fund is Managed:"

         Non-Diversification  of the  Fund's  Investments.  The  Fund is
         "non-diversified,"  as defined in the  Investment  Company Act.
         Funds that are diversified have restrictions  against investing too  much  of  their  assets  in  the  securities  of  any  one
         "issuer."  That  means  that the Fund  can  invest  more of its assets in the  securities  of a single  issuer than a fund that is diversified.

         Being   non-diversified  poses  additional  investment
         risks,  because if the Fund invests more of its assets in fewer issuers,  the  value  of  its  shares  is  subject  to  greater fluctuations  from  adverse  conditions  affecting  any  one of those  issuers.  However,  the Fund does limit its  investments in  the  securities  of any  one  issuer  to  qualify  for  tax
         purposes  as  a  "regulated   investment   company"  under  the
         Internal  Revenue Code. By qualifying,  it does not have to pay federal  income  taxes  if more  than 90% of its  earnings  are distributed to shareholders.  To qualify,  the Fund must meet a number of  conditions.  First,  not more than 25% of the market value  of  the  Fund's  total  assets  may be  invested  in the securities of a single issuer.  Second,  with respect to 50% of the market  value of its total  assets,  (1) no more than 5% of the market  value of its total  assets may be  invested  in the securities  of a single  issuer,  and (2) the Fund must not own more than 10% of the outstanding  voting securities of a single issuer.

4. In the table titled  "Independent  Trustees,"  on page 26 of the  Statement of Additional  Information,  the following  language is inserted  after the row titled "Clayton K. Yeutter":

--------------------------------------------------------------------------------
Joel W. Motley,
Director since 2002
Age: 50

Director (January 2002-present), Columbia Equity Financial Corp. (privately-held financial adviser);  Managing Director (January  2002-present),  Carmona Motley,
Inc.  (privately-held  financial  adviser);   Formerly  he  held  the  following
positions:  Managing  Director  (January  1998-December  2001),  Carmona  Motley
Hoffman Inc.  (privately-held  financial  adviser);  Managing  Director (January
1992-December  1997),  Carmona  Motley  &  Co.   (privately-held   financial
adviser). Oversees 31 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
5.   Effective  December  31, 2002,  Mr. Leon Levy  resigned as a Trustee of the
     Fund  and Mr.  Clayton  Yeutter  was  elected  as  Chairman  of the  Board,
     effective  January  1,  2003.   Therefore,   the  Statement  of  Additional
     Information  is revised by deleting the  biography  for Mr. Levy on page 25 and by adding the following to Mr.  Yeutter's  biography:  "Chairman of the
     Board of Trustees."

6.   In the Trustee compensation table on page 29, the title of "Chairman" after
     Mr.  Levy's name is deleted and the title of  "Chairman" is added after Mr.
     Yeutter's name. In addition,  the following footnote is added following Mr.
     Levy's name and following Mr. Yeutter's name:

            4. Effective January 1, 2003, Clayton Yeutter became
                Chairman of the Board of Trustees of the Board
                I Funds upon the retirement of Leon Levy.

February 12, 2003                                           410PX015